UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2009
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Eos Partners, L.P.
           --------------------------------------------------
Address:   320 Park Avenue
           --------------------------------------------------
           New York, New York 10022
           --------------------------------------------------



Form 13F File Number:  28-04019
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Brian D. Young
           --------------------------------------------------
Title:     Manager of Eos General, L.L.C., its General Partner
           --------------------------------------------------
Phone:     (212) 832-5800
           --------------------------------------------------

Signature, Place, and Date of Signing:

  /s/ Brian D. Young             New York, New York       February 16, 2010
----------------------------   ------------------------  --------------------
       [Signature]                  [City, State]             [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                        0
                                               -------------

Form 13F Information Table Entry Total:                  94
                                               -------------

Form 13F Information Table Value Total:            $185,835
                                               -------------
                                                 (thousands)


List of Other Included Managers:

NONE


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      COLUMN 1                    COLUMN 2      COLUMN 3    COLUMN 4       COLUMN 5      COLUMN 6    COLUMN 7       COLUMN 8
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                                                                                                                 VOTING AUTHORITY
  NAME OF ISSUER              TITLE OF CLASS      CUSIP      VALUE    SHRS OR  SH/ PUT/ INVESTMENT    OTHER      SOLE   SHARED NONE
                                                            (x$1000)  PRN AMT  PRN CALL DESCRIPTION  MANAGER
-----------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABS                   COM               002824100       540     10,000 SH           SOLE                 10,000
ACE LTD                       SHS               H0023R105     1,890     37,500 SH           SOLE                 37,500
ADDUS HOMECARE CORP           COM               006739106    37,012  4,023,000 SH           SOLE              4,023,000
AEP INDS INC                  COM               001031103     1,618     42,277 SH           SOLE                 42,277
ALTRIA GROUP INC              COM               02209S103       687     35,000 SH           SOLE                 35,000
AMERISOURCEBERGEN CORP        COM               03073E105       417     16,000 SH           SOLE                 16,000
AMR CORP                      COM               001765106       257     33,300 SH           SOLE                 33,300
APTARGROUP INC                COM               038336103       357     10,000 SH           SOLE                 10,000
ASPEN INSURANCE HOLDINGS LTD  SHS               G05384105     3,818    150,000 SH           SOLE                150,000
B & G FOODS INC NEW           CL A              05508R106     4,351    474,000 SH           SOLE                474,000
BANK OF AMERICA CORPORATION   COM               060505104     1,883    125,000 SH           SOLE                125,000
BARCLAYS PLC                  ADR               06738E204       264     15,000 SH           SOLE                 15,000
CABLEVISION SYS CORP          CL A NY CABLVS    12686C109     1,356     52,500 SH           SOLE                 52,500
CARTER INC                    COM               146229109     1,641     62,500 SH           SOLE                 62,500
CENTURYTEL INC                COM               156700106     2,173     60,000 SH           SOLE                 60,000
CHARDAN 2008 CHINA ACQST COR  SHS               G8977T101     3,430    383,200 SH           SOLE                383,200
CHARDAN 2008 CHINA ACQST COR  *W EXP 08/11/201  G8977T119     1,113    281,807 SH           SOLE                281,807
CLEVELAND BIOLABS INC         COM               185860103       943    284,950 SH           SOLE                284,950
COCA COLA CO                  COM               191216100     1,425     25,000 SH           SOLE                 25,000
COMCAST CORP NEW              CL A SPL          20030N200     6,813    425,530 SH           SOLE                425,530
COVIDIEN PLC                  SHS               G2554F105     1,305     27,250 SH           SOLE                 27,250
COWEN GROUP INC NEW           CL A              223622101       148     25,000 SH           SOLE                 25,000
CROWN HOLDINGS INC            COM               228368106     1,791     70,000 SH           SOLE                 70,000
DIGITAL RIV INC               COM               25388B104       810     30,000 SH           SOLE                 30,000
DIRECTV                       COM CL A          25490A101     1,668     50,000 SH           SOLE                 50,000
ENERGY XXI (BERMUDA) LTD      COM SHS           G10082108     1,536    665,000 SH           SOLE                665,000
ENTERCOM COMMUNICATIONS CORP  CL A              293639100     2,325    328,825 SH           SOLE                328,825
EQUIFAX INC                   COM               294429105     1,545     50,000 SH           SOLE                 50,000
ETHAN ALLEN INTERIORS INC     COM               297602104       939     70,000 SH           SOLE                 70,000
EXPRESS SCRIPTS INC           COM               302182100     2,161     25,000 SH           SOLE                 25,000
EXXON MOBIL CORP              COM               30231G102     2,046     30,000 SH           SOLE                 30,000
GENERAL ELECTRIC CO           COM               369604103       757     50,000 SH           SOLE                 50,000
GLOBE SPECIALTY METALS INC    COM               37954N206     1,316    140,000 SH           SOLE                140,000
GYMBOREE CORP                 COM               403777105       871     20,000 SH           SOLE                 20,000
HOME DEPOT INC                COM               437076102       579     20,000 SH           SOLE                 20,000
HURON CONSULTING GROUP INC    COM               447462102     3,048    132,300 SH           SOLE                132,300
ITT CORP NEW                  COM               450911102     2,487     50,000 SH           SOLE                 50,000
JACOBS ENGR GROUP INC DEL     COM               469814107     2,821     75,000 SH           SOLE                 75,000
JOHNSON & JOHNSON             COM               478160104     3,253     50,500 SH           SOLE                 50,500
JPMORGAN CHASE & CO           COM               46625H100     1,083     26,000 SH           SOLE                 26,000
KORN FERRY INTL               COM NEW           500643200       165     10,000 SH           SOLE                 10,000
LEAR CORP                     COM NEW           521865204     3,078     45,500 SH           SOLE                 45,500
LEGGETT & PLATT INC           COM               524660107     1,122     55,000 SH           SOLE                 55,000
LIBERTY MEDIA CORP NEW        LIB STAR COM A    53071M708     5,007    108,500 SH           SOLE                108,500
LOWES COS INC                 COM               548661107       936     40,000 SH           SOLE                 40,000
MAIDEN HOLDINGS LTD           SHS               G5753U112       647     88,401 SH           SOLE                 88,401
MANTECH INTL CORP             CL A              564563104     1,142     23,616 SH           SOLE                 23,616
MARKET VECTORS ETF TR         GOLD MINER ETF    57060U100     3,119     67,500 SH           SOLE                 67,500
MARTHA STEWART LIVING OMNIME  CL A              573083102       117     23,764 SH           SOLE                 23,764
MCDERMOTT INTL INC            COM               580037109       600     25,000 SH           SOLE                 25,000
MCDONALDS CORP                COM               580135101     1,561     25,000 SH           SOLE                 25,000
MCKESSON CORP                 COM               58155Q103       488      7,800 SH           SOLE                  7,800
MEDIACOM COMMUNICATIONS CORP  CL A              58446K105     2,459    550,023 SH           SOLE                550,023
MICROSOFT CORP                COM               594918104     1,067     35,000 SH           SOLE                 35,000
MILLER HERMAN INC             COM               600544100     1,204     75,300 SH           SOLE                 75,300
MORGAN STANLEY                COM NEW           617446448       444     15,000 SH           SOLE                 15,000
NEWS CORP                     CL B              65248E203       318     20,000 SH           SOLE                 20,000
NTELOS HLDGS CORP             COM               67020Q107     1,425     80,000 SH           SOLE                 80,000
PHARMERICA CORP               COM               71714F104       354     22,311 SH           SOLE                 22,311
PHILIP MORRIS INTL INC        COM               718172109     4,337     90,000 SH           SOLE                 90,000
PLANTRONICS INC NEW           COM               727493108     1,044     40,200 SH           SOLE                 40,200
POWERSHS DB US DOLLAR INDEX   DOLL INDX BULL    73936D107       692     30,000 SH           SOLE                 30,000
PROSHARES TR                  PSHS ULTRA FINL   74347R743       563    100,000 SH           SOLE                100,000
PRUDENTIAL FINL INC           COM               744320102     1,368     27,500 SH           SOLE                 27,500
QUEST DIAGNOSTICS INC         COM               74834L100     3,804     63,000 SH           SOLE                 63,000
RADIO ONE INC                 CL D NON VTG      75040P405     1,120    385,000 SH           SOLE                385,000
RELIANCE STEEL & ALUMINUM CO  COM               759509102     2,161     50,000 SH           SOLE                 50,000
ROBERT HALF INTL INC          COM               770323103     1,337     50,000 SH           SOLE                 50,000
ROYAL BK SCOTLAND GROUP PLC   SPON ADR SER H    780097879     1,634    113,142 SH           SOLE                113,142
ROYAL BK SCOTLAND GROUP PLC   SPON ADR F        780097804     1,596     99,501 SH           SOLE                 99,501
ROYAL BK SCOTLAND GROUP PLC   SP ADR PREF S     780097739     1,039     95,474 SH           SOLE                 95,474
SHAW GROUP INC                COM               820280105     1,725     60,000 SH           SOLE                 60,000
SMITHFIELD FOODS INC          COM               832248108       760     50,000 SH           SOLE                 50,000
SPHERION CORP                 COM               848420105       112     20,000 SH           SOLE                 20,000
SPRINT NEXTEL CORP            COM SER 1         852061100     2,562    700,000 SH           SOLE                700,000
TFS FINL CORP                 COM               87240R107       426     35,100 SH           SOLE                 35,100
THERMO FISHER SCIENTIFIC INC  COM               883556102     4,411     92,500 SH           SOLE                 92,500
TIME WARNER INC               COM NEW           887317303       486     16,666 SH           SOLE                 16,666
TRANSOCEAN LTD                REG SHS           H8817H100     3,519     42,500 SH           SOLE                 42,500
UNITED STATES OIL FUND LP     UNITS             91232N108       786     20,000 SH           SOLE                 20,000
UNIVERSAL ELECTRS INC         COM               913483103       578     24,882 SH           SOLE                 24,882
URS CORP NEW                  COM               903236107     2,337     52,500 SH           SOLE                 52,500
U S G CORP                    COM NEW           903293405       422     30,000 SH           SOLE                 30,000
VALIDUS HOLDINGS LTD          COM SHS           G9319H102     2,155     80,000 SH           SOLE                 80,000
VIRGIN MEDIA INC              COM               92769L101     3,366    200,000 SH           SOLE                200,000
VODAFONE GROUP PLC NEW        SPONS ADR NEW     92857W209     2,078     90,000 SH           SOLE                 90,000
WAL MART STORES INC           COM               931142103     2,405     45,000 SH           SOLE                 45,000
WALGREEN CO                   COM               931422109       918     25,000 SH           SOLE                 25,000
WALTER INVT MGMT CORP         COM               93317W102     1,458    101,733 SH           SOLE                101,733
WENDYS ARBYS GROUP INC        COM               950587105     1,384    295,000 SH           SOLE                295,000
WESTERN UN CO                 COM               959802109       471     25,000 SH           SOLE                 25,000
WILLBROS GROUP INC DEL        COM               969203108     1,012     60,000 SH           SOLE                 60,000
WILLIAMS SONOMA INC           COM               969904101     1,039     50,000 SH           SOLE                 50,000
XTO ENERGY INC                COM               98385X106     1,000     21,500 SH           SOLE                 21,500


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